III. Financial Risk Management - Changes in Level 3 Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
At the beginning of the year	$ 13,716,189	$ 14,842,991
At the end of the year	14,449,431	13,716,189
Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
At the beginning of the year	56,319	55,581
(Decrease) / Addition	219	(3,604)
Increase due to business combinations		3,915
Currency translation adjustment and others	(244)	427
At the end of the year	$ 56,294	$ 56,319